Investments: Investment Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross Investment Income, Operating	$ 66	$ 534	$ 220	$ 1,684	$ 2,033	$ 2,247	$ 2,140
Investment Income, Investment Expense	(34)	(41)	(82)	(82)	(105)	(72)	(50)
Net Investment Income	32	493	138	1,602	1,928	2,175	2,090
Debt Securities
Gross Investment Income, Operating	64	493	209	1,525	1,829	2,074	1,940
Policy loans
Gross Investment Income, Operating	2	41	6	121	165	171	177
Other investments
Gross Investment Income, Operating			$ 5	$ 38	$ 39	$ 2	$ 23